Absolute Select Value ETF
Schedule of Investments
December 31, 2025 (Unaudited)
Common Stocks — 86.84% Shares Fair Value
Canada — 17.28%
Energy — 3.94%
Enbridge, Inc. 100,456 $ 4,804,810
Materials — 13.34%
Agnico Eagle Mines Ltd. 46,475 7,878,907
Franco-Nevada Corp. 40,395 8,373,075
16,251,982
Total Canada 21,056,792
Ireland — 4.46%
Health Care — 4.46%
Medtronic PLC 56,627 5,439,589
Total Ireland 5,439,589
United Kingdom — 5.69%
Consumer Staples — 5.69%
Unilever PLC - ADR 106,053 6,935,866
Total United Kingdom 6,935,866
United States — 59.41%
Communications — 3.01%
Verizon Communications, Inc. 90,070 3,668,551
Consumer Staples — 5.06%
Hershey Co. (The) 21,150 3,848,877
Sysco Corp. 31,495 2,320,867
6,169,744
Energy — 17.63%
Berkshire Hathaway, Inc., Class B
(a)
26,910 13,526,312
EOG Resources, Inc. 29,483 3,096,010
ONEOK, Inc. 65,860 4,840,710
21,463,032
Financials — 12.92%
CME Group, Inc. 6,095 1,664,423
Loews Corp. 87,846 9,251,062
Travelers Companies, Inc. (The) 16,630 4,823,698
15,739,183
Health Care — 2.73%
GE HealthCare Technologies, Inc. 40,535 3,324,681
Industrials — 8.39%
Emerson Electric Co. 23,035 3,057,205
Honeywell International, Inc. 17,070 3,330,186
Hubbell, Inc. 4,295 1,907,452
IDEX Corp. 10,825 1,926,201
10,221,044

Absolute Select Value ETF
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Common Stocks — 86.84% (continued) Shares Fair Value
United States — 59.41% (continued)
Materials — 3.88%
Air Products & Chemicals, Inc. 6,560 $ 1,620,451
Corteva, Inc. 46,388 3,109,388
4,729,839
Technology — 4.45%
Cisco Systems, Inc. 24,050 1,852,572
SS&C Technologies Holdings, Inc. 40,780 3,564,987
5,417,559
Utilities — 1.34%
UGI Corp. 43,660 1,634,194
Total United States 72,367,827
Total  Common Stocks
  (Cost $86,304,041) 105,800,074
U.S. Government & Agencies — 12.00%
Principal
Amount
United States Treasury Bill 3.87%, 5/14/2026 $ 7,500,000 7,404,204
United States Treasury Strip 3.78%, 2/15/2027 7,500,000 7,213,608
TOTAL U.S. GOVERNMENT & AGENCIES
    (Cost $14,596,084) 14,617,812
Total Investments — 98.84%
    (Cost $100,900,125) 120,417,886
Other Assets in Excess of Liabilities  —  1.16% 1,412,650
Net Assets — 100.00% $ 121,830,536
(a) Non-income producing security.
ADR - American Depositary Receipt